LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 18, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2018

OF ENTRUSTPERMAL ALTERNATIVE CORE FUND (THE “FUND”)

Effective May 18, 2018, the following list replaces the corresponding list in the Fund’s Statement of Additional Information under the subsection titled “Disclosure of Portfolio Holdings — Ongoing Arrangements”:

Set forth below is a list, as of May 18, 2018, of those parties with whom the manager, on behalf of the fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the maximum frequency of the release under such arrangements, and the minimum length of the lag, if any, between the date of the information and the date on which the information is disclosed. The ongoing arrangements may vary for each party, and it is possible that not every party will receive information for the fund. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination
1919 Investment Counsel, LLC	Daily	None
Barclays Bank PLC	Daily	None
Best Alternative Outsourcing Services LLP	Daily	None
Bloomberg AIM	Daily	None
Bloomberg L.P.	Daily	None
Bloomberg Portfolio Analysis	Daily	None
Brown Brothers Harriman	Daily	None
Citco	Daily	None
Charles River	Daily	None
Emerging Portfolio Fund Research, Inc. (EPFR), an Informa Company	Monthly	None
Enfusion Systems	Daily	None
ENSO LP	Daily	None
eVestment Alliance	Quarterly	8-10 Days
EZE Order Management System	Daily	None
FactSet	Daily	None
HSBC Global Asset Management	Daily	None
Institutional Shareholder Services	Daily	None
ITG	Daily	None
Kailash Concepts	Monthly	None
Middle Office Solutions, LLC	Daily	None
Morgan Stanley Capital Inc.	Daily	None
Morningstar	Daily	None
NaviSite, Inc.	Daily	None
StarCompliance	Daily	None
State Street Bank and Trust Company	Daily	None
SunGard/Protegent (formerly Dataware)	Daily	None
The Bank of New York Mellon	Daily	None
The Northern Trust Company	Daily	None
The Northern Trust Melbourne	Daily	None
Thomson	Semi-annually	None
Thomson Reuters	Daily	None
VPD Financial Software Consulting	Daily	None

Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay Before Dissemination
Broadridge	Daily	None
Deutsche Bank	Monthly	6-8 Business Days
DST International plc (DSTi)	Daily	None
Electra Information Systems	Daily	None
Fidelity	Quarterly	5 Business Days
Fitch	Monthly	6-8 Business Days
Frank Russell	Monthly	1 Day
Glass Lewis & Co.	Daily	None
Informa Investment Solutions	Quarterly	8-10 Days
Interactive Data Corp	Daily	None
Liberty Hampshire	Weekly and Month End	None
RBC Investor and Treasury Services	Daily	None
S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day
SunTrust	Weekly and Month End	None

Please retain this supplement for future reference.

PRML454360

2